Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2021
Disclosure Of Short Term Bank Deposits [Abstract]
Short-Term Bank Deposits

Note 5:          Short-Term Bank Deposits

	December 31,
	2021	2020

USD bank deposits (1)	-	4,024
Restricted bank deposits (2)	-	184

	-	4,208

  (1)         The USD deposits bear annual interest of 1.12% for the period of 282 days for 2020.

  (2)         Restricted bank deposits which are primarily used as security for the Company’s office leases.